Loss Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic	$ (17,618)	$ (10,966)	$ (12,798)
Foreign	(90)	34	30
Loss before income taxes	$ (17,708)	$ (10,932)	$ (12,768)